Investment in Sal De La Puna Joint Venture	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Investment in Sal De La Puna Joint Venture
6.
INVESTMENT IN SAL DE LA PUNA JOINT VENTURE

On April 20, 2023, the Company completed the acquisition of Arena Minerals that owns 65% of Sal de la Puna through a joint venture interest in Sal de la Puna Holdings S.a.r.l, the 100% owner of Argentine entity, Puna Argentina S.A.U. (“PASA”), the owner of the claims forming part of the Sal del la Puna Project.

The remaining 35% of Sal de la Puna Holdings S.a.r.l. is owned by joint venture partner Ganfeng New Energy Technology Development (Suzhou) Co., Ltd. Therefore, after the acquisition of Arena Minerals, the Company holds a 65% ownership interest in the Sal de la Puna Project covering approximately 13,852 hectares of the Pastos Grandes Basin.

The Company’s 65% ownership interest in Sal de la Puna is a joint venture and is accounted for using the equity method of accounting. Changes in the investment balance are summarized below:

$
Investment in Sal de la Puna, as at December 31, 2023	181,270
Contribution to investment in Sal de la Puna	2,113
Share of loss of Sal de la Puna	(176)
Investment in Sal de la Puna, as at December 31, 2024	183,207
Contribution to investment in Sal de la Puna	419
Share of loss of Sal de la Puna	(256)
Investment in Sal de la Puna, as at December 31, 2025	183,370

The following is the condensed financial information of Sal de la Puna Holdings S.a.r.l. on a 100% basis.

	December 31, 2025	December 31, 2024
	$	$
Current assets	1,562	1,589
Non-current assets (including PPA adjustments)	280,551	280,470
Current liabilities	(6)	(202)
Net assets	282,107	281,857

LAR's share of Sal de la Puna's net assets	183,370	183,207

	Years Ended December 31,
	2025	2024	2023
	$	$	$
EXPENSES
Exploration and evaluation expenditures	72	479	1,772
General and administrative	518	522	231
	590	1,001	2,003

Foreign exchange and other (income)/loss	(198)	(730)	762
Net loss	392	271	2,765